Treasury Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Treasury Risk Management
Maturity analysis of financial liabilities

								Net carrying
2025 Undiscounted cash flows		Due between	Due between	Due between	Due between			amount as shown
In millions of €	Due within 1 year	1 and 2 years	2 and 3 years	3 and 4 years	4 and 5 years	Due after 5 years	Total	in balance sheet
Non-derivative Financial liabilities
Bank loans and overdrafts	(34)	(1)	—	—	—	—	(35)	(35)
Bonds and other loans	—	—	(100)	(745)	—	(2,232)	(3,077)	(3,077)
Related party loans with Unilever	—	—	—	—	—	—	—	—
Lease liabilities	(49)	(30)	(21)	(16)	(12)	(36)	(164)	(143)
Other financial liabilities	—	—	(133)	—	—	—	(133)	(133)
Trade payables excluding social security	(2,884)	(124)	—	—	—	—	(3,008)	(3,008)
	(2,967)	(155)	(254)	(761)	(12)	(2,268)	(6,417)	(6,396)
Derivative Financial liabilities
Derivative contracts - receipts	1	1	—	—	—	—	2	2
Total	(2,966)	(154)	(254)	(761)	(12)	(2,268)	(6,415)	(6,394)

								Net carrying
2024 Undiscounted cash flows		Due between	Due between	Due between	Due between			amount as shown
In millions of €	Due within 1 year	1 and 2 years	2 and 3 years	3 and 4 years	4 and 5 years	Due after 5 years	Total	in balance sheet
Non-derivative Financial liabilities
Bank loans and overdrafts	(35)	—	—	—	—	—	(35)	(35)
Related party loans with Unilever	(9)	—	—	—	—	—	(9)	(9)
Lease liabilities	(57)	(35)	(26)	(18)	(34)	(32)	(202)	(144)
Other financial liabilities	—	(145)	—	—	—	—	(145)	(145)
Trade payables excluding social security and sundry taxes	(1,775)	(8)	—	—	—	—	(1,783)	(1,783)
	(1,876)	(188)	(26)	(18)	(34)	(32)	(2,174)	(2,116)
Derivative Financial liabilities
Derivative contracts - receipts	105	—	—	—	—	—	105	105
Total	(1,771)	(188)	(26)	(18)	(34)	(32)	(2,069)	(2,011)

Disclosure of group's exposure to and management of risks

Potential impact of risk	Management policy and hedging strategy	Sensitivity to the risk

1. Commodity price risk

The Group is exposed to the risk of changes in commodity prices in relation to its purchase of certain raw materials.

At 31 December 2025, the Group had hedged its exposure to future commodity purchases with commodity derivatives valued at €262 million (2024: €296 million).

The Group uses commodity forwards, futures, swaps and option contracts to hedge against this risk. All commodities forward contracts hedge future purchases of raw materials and the contracts are settled either in cash or by physical delivery.

The Group also hedges risk components of commodities where it is not possible to hedge the commodity in full. This is done with reference to the contract to purchase the hedged commodity.

Commodity derivatives are generally designated as hedging instruments in cash flow hedge accounting relations. All commodity derivative contracts were done in line with approvals from the Commodity Risk Committee.

A 10% increase in commodity prices as at 31 December 2025 would have led to a €24 million gains on the commodity derivatives in Equity (2024: €42 million). A decrease of 10% in commodity prices on a full-year basis would have the equal but opposite effect.

2. Currency risk

Because of the Group’s global reach, it is subject to the risk that changes in foreign currency rate impact the Group’s sales and purchases. The Group is also exposed to movements in the underlying currency of transacted commodity prices that are mainly denominated in USD and GBP.

The exposure to the Group from companies holding financial assets and liabilities other than their functional currency is not significant.

The Group’s treasury department manages currency exposures in the Group within prescribed limits, mainly through the use of forward foreign currency exchange contracts.

Operating companies manage foreign exchange exposures within prescribed limits.

The aim of the approach to management of currency risk is to leave the Group with no material residual risk. This aim has been achieved in all years presented.

Forward contracts are used and executed by the Group’s treasury department, however foreign currency exposures that are under the TSA with Unilever do not have significant foreign exchange impact.

The foreign exchange risk impact on the Income Statement and Equity with respect to financial instruments is not significant.

3. Interest rate risk

The Group is exposed to market interest rate fluctuations on its debt. Increases in benchmark interest rates could increase the interest cost of the floating-rate debt and increase the cost of future borrowings. At 31 December 2025, interest rates were fixed on 96% of the expected financial liabilities (excluding lease liabilities), 73% at December 2024.

The Group’s interest rate management approach aims for an optimal balance between fixed and floating-rate interest rate exposures on expected net debt. The objective of this approach is to minimise annual interest costs after tax. No derivatives were used to hedge the interest rate on the debt of the Group.

The interest rate risk impact on the income statement is not significant.

Disclosure of derivatives used for hedging

	Trade	Trade payables
	and other	and other
In millions of €	receivables	liabilities	Total
31 December 2025
Commodity contracts
Cash flow hedges (a)	2	—	2
Total assets	2	—	2
31 December 2024
Commodity contracts
Cash flow hedges	105	—	105
Total liabilities	105	—	105

(a)	The Group makes use of cocoa futures and options to hedge their forward physical purchases of cocoa and other chocolate products. At 31 December 2025, the Group had hedged its exposure to future cocoa purchases with notional amount at 43,093 metric tons and average contracts price at €5,557per metric ton. Cash flow hedge accounting is applied to these derivatives with the fair value gain/loss being recognised in the hedge reserve and then being released in line with the underlying physical purchases. At 31 December 2024, the Group had a €115 million gain in cash flow hedge reserve, including a €10 million gain on settlement associated with the underlying physical purchases within 12 months.